ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 3) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Reclassifications out of Accumulated Other Comprehensive Income
General and administrative: Other	$ 29,110,000	$ 97,288,000
Investment income	290,000	(2,084,000)
Equity in (earnings) losses of non-consolidated entities	2,480,000	(47,435,000)
Tax expense (benefit)	3,500,000	(263,383,000)
Amounts reclassified from accumulated other comprehensive income		337,000
Gains Reclassified from Accumulated Other Comprehensive Income
Reclassifications out of Accumulated Other Comprehensive Income
Amounts reclassified from accumulated other comprehensive income		(337,000)
Amortization of pension and other benefit adjustments | Gains Reclassified from Accumulated Other Comprehensive Income
Reclassifications out of Accumulated Other Comprehensive Income
General and administrative: Other		(78,000)
Unrealized loss on marketable securities | Gains Reclassified from Accumulated Other Comprehensive Income
Reclassifications out of Accumulated Other Comprehensive Income
Investment income		925,000
Unrealized Gain from Equity Method Investees' Cash Flow Hedge | Gains Reclassified from Accumulated Other Comprehensive Income
Reclassifications out of Accumulated Other Comprehensive Income
Equity in (earnings) losses of non-consolidated entities		$ (510,000)